Note 6 - Income Taxes (Details) - Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 516,000	$ 421,000	$ 1,423,000
Additions based on tax positions related to the current year	158,000	189,000	68,000
Reduction for tax positions of prior years			(1,000)
Reductions due to lapse of applicable statute of limitations	(98,000)	(46,000)	(131,000)
Settlements		(48,000)	(938,000)
Balance at end of year	$ 576,000	$ 516,000	$ 421,000